Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases
Operating Leases

8   Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate. As of the December 31, 2020 and 2021, the Group has no significant finance lease.

The components of lease expense for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Operating lease cost	40,926	46,092	51,081
Lease cost for leases with terms less than one year	1,542	856	1,045
Total lease cost	42,468	46,948	52,126

For the year ended December 31, 2019, 2020 and 2021, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

8   Operating Leases (Continued)

Maturities of lease liabilities were as follows:

As of December 31,
2021
RMB
2022	19,801
2023	11,535
2024	6,770
2025	2,999
2026 and thereafter	—
Total undiscounted lease payments	41,105
Less: imputed interest	(2,365)
Total lease liabilities	38,740

The following table provides a summary of the Group’s lease terms and discount rates as of December 31, 2020 and 2021:

	As of December 31,	As of December 31,
	2020	2021
Weighted average remaining lease term(years)	2.77	2.52

Weighted average discount rate(percentage)	4.88%	4.93%

Supplemental information related to the Group’s operating leases for the year ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2019	2020	2021
Cash paid for operating leases	40,840	43,190	46,008
Right-of-use assets obtained in exchange for operating lease liabilities	38,407	81,663	38,744